Events after balance sheet date (Details) - Subsequent Event $ in Millions	Jul. 14, 2020 USD ($) tranche shares
Convertible Debt
Subsequent events
Warrants issued to purchase common stock | shares	190,424
Convertible debt financing arrangement | Pontifax Medison Debt Financing [Member]
Subsequent events
Maximum borrowing capacity	$ 30
Number of tranches | tranche	3
Maximum borrowing capacity per tranche	$ 10
Term of debt	54 months
Debt, interest only payment term	24 months